SCHEDULE OF TREASURY STOCK (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	5,070	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(3,649)
Treasury Stock, Ending Balance	0	442